Restricted net assets (Condensed Statements of Comprehensive Income/(Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Consolidated Statements of Comprehensive Income/(Loss), Captions [Line Items]
Revenues	$ 145,747		$ 87,122		$ 41,534
Cost of revenues	(8,471)	[1]	(10,406)	[1]	(6,301)	[1]
Gross profit	137,276		76,716		35,233
Operating (income)/expenses:
Sales and marketing expenses	84,534		76,422		100,134
Research and development expenses	25,138		18,464		7,784
General and administrative expenses	12,983		13,088		10,721
Total operating expenses	122,655	[1]	107,974	[1]	118,639	[1]
Income/(loss) from operations	14,621		(31,258)		(83,406)
Other income/(expenses):
Interest income	603		233		164
Foreign currency exchange gain/(loss), net	548		(62)		(245)
Income/(loss) before tax	19,557		(30,401)		(83,402)
Income taxes benefits/(expenses)
Net income/(loss)	19,557		(30,401)		(83,402)
Accretions to preference shares redemption values	(9,134)		(10,233)		(6,547)
Income attributable to preference shareholders	(1,230)
Net income/(loss) attributable to ordinary shareholders	9,193		(40,634)		(89,949)
Foreign currency translation adjustment, net of nil tax	(570)		(48)		2
Comprehensive income/(loss)	18,987		(30,449)		(83,400)
Parent Company [Member]
Condensed Consolidated Statements of Comprehensive Income/(Loss), Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Operating (income)/expenses:
Sales and marketing expenses
Research and development expenses
General and administrative expenses	1,151		553		1,564
Share of (income)/loss of subsidiaries and VIE	(19,790)		29,914		81,602
Total operating expenses	(18,639)		30,467		83,166
Income/(loss) from operations	18,639		(30,467)		(83,166)
Other income/(expenses):
Interest income	517		66		11
Foreign currency exchange gain/(loss), net	401				(247)
Income/(loss) before tax	19,557		(30,401)		(83,402)
Income taxes benefits/(expenses)
Net income/(loss)	19,557		(30,401)		(83,402)
Accretions to preference shares redemption values	(9,134)		(10,233)		(6,547)
Income attributable to preference shareholders	(1,230)
Net income/(loss) attributable to ordinary shareholders	9,193		(40,634)		(89,949)
Foreign currency translation adjustment, net of nil tax	(570)		(48)		2
Comprehensive income/(loss)	$ 18,987		$ (30,449)		$ (83,400)

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: Cost of revenues 26 30 36 Sales and marketing expenses 225 270 445 Research and development expenses 443 489 996 General and administrative expenses 1,276 882 1,388